Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,801
2026	2,381	$ 1,369
2027	2,358	1,341
2028	909	1,319
2028	907	2
Thereafter	8,164
Net Carrying Value	$ 16,520	$ 4,031	$ 6,034